Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of property, plant and equipment
Expected useful life
Office premises	47 to 51 years
Leasehold improvements	Over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Engineering segment backlog
	2023	2022
	US$’000	US$’000

Engineering segment	4,200	6,000

Schedule of Consolidated Balance Sheets
CONSOLIDATED BALANCE SHEETS	December 31, 2021
	As Previously Reported	As Restated

Ordinary share	5,322,459 no par value shares issued as of December 31, 2021 (2020: 3,260,559)	7,899,832 no par value shares issued as of December 31, 2022 and 2021

Schedule of Consolidated Statements Of Operations And Comprehensive Income /(Loss)
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS)	December 31
	As Previously Reported	As Restated
	US$’000	US$’000

Operating income / (loss)
2021	781	771
2020	(1,701)	(272)

Net income / (loss) per ordinary share attributable to Euro Tech Holdings Company Limited’s shareholders
- Basic
2021	US$ 0.19	US$ 0.13
2020	US$ 0.25	US$ 0.10

- Diluted
2021	US$ 0.19	US$ 0.13
2020	US$ 0.25	US$ 0.10

Weighted average number of ordinary shares outstanding
- Basic
2021	5,154,759	7,732,132
2020	3,092,859	7,732,132

- Diluted
2021	5,154,759	7,732,132
2020	3,092,859	7,732,132

Schedule of Consolidated Statements Of Shareholders Equity
CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY	December 31
	As Previously Reported	As Restated

Number of ordinary share
Balance at December 31, 2020	3,260,559	7,899,832
Balance at December 31, 2021	5,322,459	7,899,832

ZHEJIANG TIANLAN
Schedule of property, plant and equipment
Land use right	Over terms of the leases
Buildings and leasehold improvements	11 to 50 years, with 5% residual value
Furniture, fixtures and office equipment	5 years, with 5% residual value
Motor vehicles	5 years, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value